TAXES PAYABLE (Tables)	12 Months Ended
Oct. 31, 2024
TAXES PAYABLE
Summary of taxes payable

	October 31, 2024	October 31, 2023
Income taxes payable	$663,348	$623,812
VAT payable	68,427	—
Other	1,074	13
	$732,849	$623,825